Expense Example, No Redemption - A C I Shares - JPMorgan Small Cap Blend Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	645	904	1,183	1,976	177	556	961	1,957	101	322	560	1,245